Fair Value Measurements of Financial Instruments - Summary Of Liquidity and Interest Risk (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Jun. 30, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible Preferred Shares, Weighted Average Interest Rate	12.00%	12.00%
Lease liabilities, Weighted Average Interest Rate	5.38%	5.42%
Convertible Preferred Shares	$ 338,492	$ 318,399
Other payables	7,538	6,007
Financial liabilities arising form unvested restricted shares	68	1,647
Total	346,098	326,053
Lease liabilities	1,111	1,218
Convertible Preferred Shares, Carrying Amount	378,332	274,966
Other payables, Carrying Amount	7,538	6,007
Financial Liabilities arising from Unvested Restricted Shares, Carrying Amount	68	1,647
Total, Carrying Amount	385,938	282,620
Lease liabilities, Carrying Amount	991	1,036	$ 0	$ 571
On demand or less than 1 month [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other payables	7,538	6,007
Financial liabilities arising form unvested restricted shares	68	1,647
Total	7,606	7,654
Lease liabilities	49	48
1 to 3 months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	268	108
3 months to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	391	447
1 to 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible Preferred Shares	338,492	318,399
Total	338,492	318,399
Lease liabilities	143	592
Lease liabilities, Carrying Amount	126	476
2 to 4 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	$ 260	$ 23